united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Class Y – SDRYX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Class Y – SDFYX

Swan Defined Risk Foreign Fund

(formerly, the Swan Defined Risk Foreign Developed Fund)

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Class Y – SDJYX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Class Y – SDAYX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Class Y – SDCYX

Annual Report

June 30, 2021

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

SHAREHOLDER LETTER

June 30, 2021

Fiscal Year Annual Review

Dear Shareholders,

The flagship Swan Defined Risk Fund Class I Institutional (SDRIX) shares posted a 19.75% net-of-fees return (including the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2021. During the strong rebound from the COVID-19 pandemic, the benchmark S&P 500 Total Return Index1 rose 40.79% over the same time frame. As a hedged equity strategy, the fund seeks meaningful participation in up markets. However, the fund operates under the understanding that the fund will not fully capture all of the gains in an up market due to the downside risk mitigation component of the strategy. With that in mind, the performance over the 12 months ended June 30, 2021 is squarely within the realm of expectations. The core equity holdings that make up the majority of the fund’s assets kept pace with the gains in the S&P 500. By December of 2020, the process of rebalancing the economic sectors to be in-line with the S&P 500 was completed. Going forward the fund will not carry a strategic tilt towards the value sectors; its sectors will be aligned to the S&P 500 index. The put options used to hedge the fund are inversely related to the S&P 500, so as the market rose 40%, they fell in value by 13.5%. Finally, the enhancements to the premium collection/income portion of the strategy have so far been beneficial, and this portion of the strategy was positive by about 180 basis points over the fiscal year.

The Swan Defined Risk Emerging Markets Fund Class I Institutional (SDFIX) shares returned

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

14.78% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2021. The benchmark MSCI Emerging Markets (Gross) Index returned 41.36% over the same time frame, putting the fund at the lower end of expectations. The emerging market ETFs that make up the majority of the fund’s holdings tracked the market upwards. However, gains in the market imply losses in the hedge; the put options used for defensive purposes lost just over 13% over the 12 months ended June 30, 2021. Unfortunately, the highly volatile, “whipsaw” behavior seen in emerging markets over the last year has proved challenging for the premium collection/income segment of the strategy. Although positive through the first six months of 2021, this portion of the strategy had a -3.4% return over the fiscal year.

The Swan Defined Risk Foreign Fund Class I Institutional (SDJIX) shares posted gains of 13.82% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2021. Meanwhile, the MSCI EAFE (Gross) Index (EAFE – Europe, Australia, Far East) benchmark had a 32.92% return. This translates to a capture ratio of just under 42% over the last year. The holdings in the MSCI EAFE-based ETF followed the market upwards, as expected. As global markets recovered from the COVID- 19 crisis, the put options used to hedge the fund’s equity positions lost value. The hedge segment of the fund had a -11.23% return over the 12 months ended June 30, 2021. Finally, the premium collection trades were able to grind out incremental positive returns and added 89 basis points to the overall return of the fund.

The Swan Defined Risk U.S. Small Cap Fund Class I Institutional (SDCIX) shares returned 33.62% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2021. The small cap market has been on a tear since bottoming out in mid-March 2020, more than doubling in value. Over the one -year period ended June 30, 2021 the Russell 2000 Total Return Index returned 62.03%. The fund did well over the year, capturing over half of the small cap market’s gains. The fund benefitted from “buying low” early on in the COVID-19 pandemic, as its re-hedge process increased the equity exposure when the market was at depressed levels. Although this trade was initiated in March 2020, it helped boost returns throughout the most recent fiscal year. The downside to the rally in equity markets is that the put options used to hedge lose value in such an environment. The hedge segment of the fund was down almost 14% through June 30th. Finally, the supplemental premium collection trades contributed to the fund’s positive returns, adding 126 basis points.

The Swan Defined Risk Growth Fund Class I Institutional (SDAIX) shares returned 27.23% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ending June 30th, 2021. The represents a capture ratio of exactly two-thirds of the S&P 500 Total Return Index2 gain of

[2]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

40.79% over the same period. The Swan Defined Risk Growth Fund remains “always invested, always hedged” but is designed to have higher up market participation than the other funds in the Swan line-up. While the downside risks are marginally higher, in a roaring up market like that of the 12 months ended June 30, 2021 the more aggressive stance of the fund benefitted its shareholders. The core equity portion of the portfolio exceeded the return of the S&P 500, with the help of call-spread trades meant to augment upside capture. On the flip side, the put options used for hedging lost just over 12% on the year. Finally, the additional premium capture trades added about 175 basis points to the total return of the fund.

Strategy

The fundamental investment objective of the Swan Defined Risk Strategies (“DRS”) is to seek long term capital appreciation over full market cycles with a simple, three-step process. First, we purchase and hold an ETF or basket of ETFs that represent a broad range of stocks to ensure diversification. Second, we hedge the notional value of the ETFs through the purchase of corresponding LEAPS put options.3 At certain times, we may even buy additional shorter-term puts to supplement the long-term LEAPS put options. We allocate roughly 10% of the portfolio to the hedge at the time of initial purchase. Finally, we can proportionally write shorter-term options premium against the long ETFs and LEAPS puts in an effort to mitigate the cost of carry associated with the hedge. Premiums received from writing short-term options represent income-type positions that are designed to take advantage of risk premia4 and time decay5.

It is important to keep in mind that a hedged equity solution carries an explicit trade-off. By allocating a portion of the fund’s capital to defensive instruments like put options, the DRS will rarely capture 100% of a strong, upward move in the markets. During market sell-offs like the one witnessed in early 2020 these hedge positions are countercyclical and benefit the strategy. However, in rapidly rising markets it is reasonable to expect these hedge positions will lose value.

It is also important to keep in mind that the various components of the DRS are meant to be complementary. The fact that losses in one portion of the strategy are intended to be offset by gains in another portion is by design. We believe a smoother ride with lower volatility and greater absolute downside risk management may help investors to stay the course towards reaching their long-term investment goals.

In short, our goal at Swan Global Investments is to provide investors with a proven solution to managing non-diversifiable market risk across all asset classes, which we feel provides Swan DRS

[3]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

[4]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

[5]	All options lose value as they get closer to expiration. By writing options or taking a “short” position in an option, the strategy hopes to collect a premium, and then close out that position as the option approaches expiration.

investors a superior investment experience. We take a long-term view and define success as greater absolute and risk-adjusted returns over a full market cycle (i.e., a bull and bear market).

Outlook

As the global markets and economies recover from the COVID-19 sell-off of early 2020, we believe investors have become dangerously complacent about the risks present across markets and economies. Since the pandemic swept the globe, we have witnessed the following:

●	Trillions of dollars in new debt issued

●	U.S. equity markets are reaching all-time highs

●	Valuations on equity markets are at levels only seen in the peak years of 1929 and 2000

●	Bond yields remain quite low in absolute terms

●	Inflation, long-dormant, is making a return

Swan believes these concerns are quite serious, but many investors seem to be shrugging their shoulders and ignoring the threat.

Compared to March 2020, it is easy to see that investors have pivoted from “fear” to “greed.” At Swan Global Investments we believe fear and greed to be the most dangerous emotions and can quickly derail the best-laid plans. Our DRS is intended to balance upside returns with downside risk mitigation and hopefully prevent investors from getting caught up in the self-destructive cycle of fear and greed.

We appreciate your trust and confidence in our mutual funds and look forward to our next communication with our shareholders. We are working diligently toward our primary objectives of managing risks to investment capital and seeking better than average returns in the hedged equity fund class.

8076-NLD-8/11/2021

Best Regards,

Randy Swan
President

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)	Since Inception (c)
Swan Defined Risk Fund - Class A	19.44%	5.74%	5.28%	N/A	N/A
Swan Defined Risk Fund - Class A with Load	12.86%	4.55%	4.62%	N/A	N/A
Swan Defined Risk Fund - Class C	18.55%	4.95%	N/A	4.45%	N/A
Swan Defined Risk Fund - Class I	19.75%	6.00%	5.55%	N/A	N/A
Swan Defined Risk Fund - Class Y	20.04%	N/A	N/A	N/A	11.06%
S&P 500 Total Return Index (d)	40.79%	17.65%	15.86%	15.54%	26.64%
Bloomberg U.S. Aggregate Bond Index (e)	(0.33)%	3.03%	2.83%	2.90%	5.86%
Swan Defined Risk Fund Blended Index (f)	23.02%	11.89%	10.71%	10.57%	18.38%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 1.54%, 2.29%, 1.29% and 1.29% for the Class A, C, I and Y shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021, to ensure that Total Annual Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commission, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	Inception date for Class Y is December 27, 2018.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2021
Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.0%
Purchased Put Options	6.3%
Short-Term Investments	2.0%
Put Options Written	(1.6)%
Call Option Written	(0.1)%
Other Assets in Excess of Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Emerging Markets Fund - Class A	14.47%	4.12%	1.89%	N/A
Swan Defined Risk Emerging Markets Fund - Class A with Load	8.12%	2.96%	1.01%	N/A
Swan Defined Risk Emerging Markets Fund - Class C	13.60%	3.35%	1.14%	N/A
Swan Defined Risk Emerging Markets Fund - Class I	14.78%	4.39%	2.13%	N/A
Swan Defined Risk Emerging Markets Fund - Class Y	15.24%	N/A	N/A	5.42%
MSCI Emerging Markets Index (c)	41.36%	13.43%	8.63%	18.78%
Bloomberg U.S. Aggregate Bond Index (d)	(0.33)%	3.03%	3.24%	5.86%
Swan Defined Risk Emerging Markets Fund Blended Index (e)	23.22%	9.50%	6.81%	13.95%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.28%, 3.03%, 2.03% and 2.03% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 30, 2014.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2021
Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.3%
Purchased Put Option	7.3%
Purchased Call Option	2.3%
Short-Term Investment	1.4%
Put Options Written	(0.2)%
Call Options Written	(2.3)%
Other Assets in Excess of Liabilities	1.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Foreign Fund - Class A	13.60%	4.57%	3.88%	N/A
Swan Defined Risk Foreign Fund - Class A with Load	7.37%	3.41%	2.82%	N/A
Swan Defined Risk Foreign Fund - Class C	12.61%	3.79%	3.10%	N/A
Swan Defined Risk Foreign Fund - Class I	13.82%	4.86%	4.14%	N/A
Swan Defined Risk Foreign Fund - Class Y	14.36%	N/A	N/A	8.74%
MSCI EAFE Index (c)	32.92%	10.79%	8.76%	16.86%
MSCI ACWI Ex USA Index USD (d)	35.72%	11.08%	9.63%	17.34%
Bloomberg U.S. Aggregate Bond Index (e)	(0.33)%	3.03%	3.76%	5.86%
Swan Defined Risk Foreign Fund Blended Index (f)	18.88%	7.91%	7.03%	12.78%
Swan Defined Risk Foreign Fund Blended Index II (g)	20.29%	8.07%	7.53%	13.06%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.42%, 3.17%, 2.17% and 2.17% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Swan Defined Risk Foreign Fund Blended Index is a composite of 60% MSCI EAFE Index and 40% Bloomberg U.S. Aggregate Bond Index.

(g)	The Swan Defined Risk Foreign Fund Blended Index II is a composite of 60% MSCI ACWI Ex USA Index USD and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2021
Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	92.5%
Purchased Put Options	6.1%
Short-Term Investment	1.2%
Call Options Written	(0.1)%
Put Options Written	(0.4)%
Other Assets in Excess of Liabilities	0.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	26.90%	18.45%
Swan Defined Risk Growth Fund - Class A with Load	19.93%	15.81%
Swan Defined Risk Growth Fund - Class C	25.93%	18.03%
Swan Defined Risk Growth Fund - Class I	27.23%	18.67%
Swan Defined Risk Growth Fund - Class Y	27.65%	19.11%
S&P 500 Total Return Index (b)	40.79%	26.64%
Bloomberg U.S. Aggregate Bond Index (c)	(0.33)%	5.86%
Swan Defined Risk Growth Fund Blended Index (d)	23.02%	18.38%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.36%, 3.11%, 2.11% and 2.11% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2021
Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	89.8%
Purchased Call Option	8.3%
Purchased Put Options	4.7%
Short-Term Investments	2.6%
Put Options Written	(1.4)%
Call Options Written	(3.7)%
Liabilities in Excess of other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the year ended June 30, 2021, as compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk U.S. Small Cap Fund - Class A	33.25%	8.70%	8.41%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	25.91%	7.47%	7.31%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class C	32.33%	7.89%	7.62%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class I	33.62%	8.98%	8.67%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class Y	34.04%	N/A	N/A	16.34%
Russell 2000 Total Return Index (c)	62.03%	16.47%	14.86%	26.24%
Bloomberg U.S. Aggregate Bond Index (d)	(0.33)%	3.03%	3.76%	5.86%
Swan Defined Risk U.S. Small Cap Fund Blended Index (e)	34.16%	11.55%	10.92%	18.63%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 27, 2020 are 2.17%, 2.92%, 1.92% and 1.92% for the Class A, C, I and Y shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2021
Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	89.9%
Purchased Put Options	7.0%
Short-Term Investment	3.2%
Put Options Written	(0.9)%
Other Assets in Excess of Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.0%
	EQUITY - 93.0%
1,234,749	Communication Services Select Sector SPDR Fund(a)	$99,977,627
618,307	Consumer Discretionary Select Sector SPDR Fund(a)	110,398,715
759,599	Consumer Staples Select Sector SPDR Fund(a)	53,149,142
473,292	Energy Select Sector SPDR Fund(a)	25,496,240
2,779,984	Financial Select Sector SPDR Fund(a)	101,997,613
930,107	Health Care Select Sector SPDR Fund(a)	117,146,977
747,176	Industrial Select Sector SPDR Fund(a)	76,510,822
358,000	iShares Core S&P 500 ETF	153,911,360
285,350	Materials Select Sector SPDR Fund(a)	23,487,159
521,200	Real Estate Select Sector SPDR Fund(a)	23,104,796
1,674,649	Technology Select Sector SPDR Fund(a)	247,278,670
346,273	Utilities Select Sector SPDR Fund(a)	21,894,842
		1,054,353,963

	TOTAL EXCHANGE-TRADED FUNDS (Cost $459,963,520)	1,054,353,963

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
2,209,950	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(a),(b)	2,209,950
20,372,049	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 0.01%(b)	20,372,049
	TOTAL MONEY MARKET FUNDS (Cost $22,581,999)	22,581,999

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,581,999)	22,581,999

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 6.3%
	PUT OPTIONS PURCHASED - 6.3%
2,630	S&P 500 Index	07/09/2021	$4,210	$1,130,242,500	1,591,150
2,630	S&P 500 Index	07/09/2021	4,250	1,130,242,500	2,630,000
618	S&P 500 Index	08/20/2021	3,600	265,585,500	516,030
618	S&P 500 Index	08/20/2021	4,000	265,585,500	1,591,350
619	S&P 500 Index	09/17/2021	3,850	266,015,250	2,011,750
579	S&P 500 Index	09/17/2021	4,295	248,825,250	6,296,625
1,160	S&P 500 Index	12/16/2022	3,675	498,510,000	24,046,800

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 6.3% (Continued)
	PUT OPTIONS PURCHASED - 6.3% (Continued)
711	S&P 500 Index	12/16/2022	$3,800	$305,552,250	$16,861,365
588	S&P 500 Index	12/16/2022	3,925	252,693,000	15,899,520
	TOTAL PUT OPTIONS PURCHASED (Cost - $138,041,470)				71,444,590

	TOTAL INDEX OPTIONS PURCHASED (Cost - $138,041,470)				71,444,590

	TOTAL INVESTMENTS - 101.3% (Cost $620,586,989)				$1,148,380,552
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $957,248)				(1,597,530)
	PUT OPTIONS WRITTEN - (1.6)% (Proceeds - $26,351,021)				(17,852,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%				4,313,008
	NET ASSETS - 100.0%				$1,133,243,905

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (1.7)%
	CALL OPTIONS WRITTEN- (0.1)%
618	S&P 500 Index	08/20/2021	$4,400	$265,585,500	$1,597,530
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $957,248)

	PUT OPTIONS WRITTEN - (1.6)%
5,260	S&P 500 Index	07/09/2021	$4,230	$2,260,485,000	$4,023,900
1,236	S&P 500 Index	08/20/2021	3,800	531,171,000	1,718,040
619	S&P 500 Index	09/17/2021	3,400	266,015,250	724,230
1,858	S&P 500 Index	09/17/2021	3,860	798,475,500	6,177,850
579	S&P 500 Index	09/17/2021	4,235	248,825,250	5,208,105
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $26,351,021)				17,852,125

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $27,308,269)				$19,449,655

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2021 the total value of securities held as collateral is $331,223,114.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.3%
	EQUITY - 90.3%
381,800	iShares Core MSCI Emerging Markets ETF(a)	$25,576,781
112,850	iShares MSCI Emerging Markets ETF(a)	6,223,678
		31,800,459

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,157,545)	31,800,459

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
506,026	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01% (Cost $506,026)(a),(b)	506,026

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 9.6%
	CALL OPTIONS PURCHASED - 2.3%
1,452	iShares MSCI Emerging Markets ETF	07/16/2021	$58	$8,007,780	$7,260
1,180	iShares MSCI Emerging Markets ETF	01/21/2022	50	6,507,700	719,800
1,180	iShares MSCI Emerging Markets ETF	01/21/2022	60	6,507,700	110,920
	TOTAL CALL OPTIONS PURCHASED (Cost - $708,038)				837,980

	PUT OPTIONS PURCHASED - 7.3%
1,452	iShares MSCI Emerging Markets ETF	07/16/2021	$52	$8,007,780	$15,972
2,830	iShares MSCI Emerging Markets ETF	01/20/2023	50	15,607,450	1,103,700
2,718	iShares MSCI Emerging Markets ETF	01/20/2023	53	14,989,770	1,378,026
171	iShares MSCI Emerging Markets ETF	01/20/2023	54	943,065	94,050
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,105,772)				2,591,748

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,813,810)				3,429,728

	TOTAL INVESTMENTS - 101.3% (Cost $28,477,381)				$35,736,213
	CALL OPTIONS WRITTEN - (2.3)% (Proceeds - $996,909)				(830,696)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $144,757)				(81,312)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%				432,340
	NET ASSETS - 100.0%				$35,256,545

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (2.5)%
	CALL OPTIONS WRITTEN- (2.3)%
1,452	iShares MSCI Emerging Markets ETF	07/16/2021	$55	$8,007,780	$113,256
2,360	iShares MSCI Emerging Markets ETF	01/21/2022	55	13,015,400	717,440
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $996,909)				830,696

	PUT OPTIONS WRITTEN - (0.2)%
1,452	iShares MSCI Emerging Markets ETF	07/16/2021	$55	$8,007,780	$81,312
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $144,757)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,141,666)				$912,008

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2021 the total value of securities held as collateral is $9,232,656.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.5%
	EQUITY - 92.5%
395,600	iShares MSCI EAFE ETF(a)	$31,204,928

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,316,759)	31,204,928

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
416,543	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01% (Cost $416,543)(b)	416,543

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 6.1%
	PUT OPTIONS PURCHASED - 6.1%
1,883	iShares MSCI EAFE ETF	01/20/2023	$72	$14,853,104	$842,643
998	iShares MSCI EAFE ETF	01/20/2023	75	7,872,224	561,375
860	iShares MSCI EAFE ETF	01/20/2023	76	6,783,680	509,550
215	iShares MSCI EAFE ETF	01/20/2023	78	1,695,920	142,330
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,373,440)				2,055,898

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,373,440)				2,055,898

	TOTAL INVESTMENTS - 99.8% (Cost $26,106,742)				$33,677,369
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $70,150)				(43,516)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $117,345)				(128,570)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%				222,509
	NET ASSETS - 100.0%				$33,727,792

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.5)%
	CALL OPTIONS WRITTEN- (0.1)%
1,978	iShares MSCI EAFE ETF	09/17/2021	$84	$15,602,464	$43,516
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $70,150)

	PUT OPTIONS WRITTEN - (0.4)%
1,978	iShares MSCI EAFE ETF	09/17/2021	$73	$15,602,464	$128,570
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $117,345)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021

Fair Value

TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $187,495)	$172,086

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2021 the total value of securities held as collateral is $17,197,023.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.8%
	EQUITY - 89.8%
179,000	iShares Core S&P 500 ETF(a)	$76,955,680

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,838,598)	76,955,680

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
1,038,537	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(a),(b)	1,038,537
1,219,861	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 0.01%(b)	1,219,861
	TOTAL MONEY MARKET FUNDS (Cost $2,258,398)	2,258,398

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,258,398)	2,258,398

Contracts(c)		Expiration Date Exercise Price		Notional Value
	INDEX OPTIONS PURCHASED - 13.0%
	CALL OPTIONS PURCHASED - 8.3%
131	S&P 500 Index	12/16/2022	$4,000	$56,297,250	$7,041,905
3	S&P 500 Index	12/16/2022	4,450	1,289,250	78,540
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,211,164)				7,120,445

	PUT OPTIONS PURCHASED - 4.7%
191	S&P 500 Index	07/09/2021	$4,210	$82,082,250	$115,555
191	S&P 500 Index	07/09/2021	4,250	82,082,250	191,000
45	S&P 500 Index	08/20/2021	3,600	19,338,750	37,575
45	S&P 500 Index	08/20/2021	4,000	19,338,750	115,875
45	S&P 500 Index	09/17/2021	3,850	19,338,750	146,250
42	S&P 500 Index	09/17/2021	4,295	18,049,500	456,750
131	S&P 500 Index	12/16/2022	3,475	56,297,250	2,170,670
40	S&P 500 Index	12/16/2022	3,625	17,190,000	784,600
3	S&P 500 Index	12/16/2022	3,850	1,289,250	75,015
5	S&P 500 Index	12/16/2022	3,875	2,148,750	128,350
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,937,583)				4,221,640

	TOTAL INDEX OPTIONS PURCHASED (Cost - $10,148,747)				11,342,085

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2021

Fair Value

TOTAL INVESTMENTS - 105.4% (Cost $65,245,743)	$90,556,163
CALL OPTIONS WRITTEN - (3.7)% (Proceeds - $1,262,754)	(3,246,990)
PUT OPTIONS WRITTEN - (1.4)% (Proceeds - $1,914,376)	(1,296,645)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(265,889)
NET ASSETS - 100.0%	$85,746,639

Contracts(c)		Expiration Date Exercise Price		Notional Value
	WRITTEN INDEX OPTIONS - (5.1)%
	CALL OPTIONS WRITTEN- (3.7)%
45	S&P 500 Index	08/20/2021	$4,400	$19,338,750	$116,325
131	S&P 500 Index	12/16/2022	4,500	56,297,250	3,102,735
3	S&P 500 Index	12/16/2022	4,900	1,289,250	27,930
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,262,754)				3,246,990

	PUT OPTIONS WRITTEN - (1.4)%
382	S&P 500 Index	07/09/2021	$4,230	$164,164,500	$292,230
90	S&P 500 Index	08/20/2021	3,800	38,677,500	125,100
45	S&P 500 Index	09/17/2021	3,400	19,338,750	52,650
135	S&P 500 Index	09/17/2021	3,860	58,016,250	448,875
42	S&P 500 Index	09/17/2021	4,235	18,049,500	377,790
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,914,376)				1,296,645

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $3,177,130)				$4,543,635

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2021 the total value of securities held as collateral is $14,227,781.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.9%(a)
	EQUITY - 89.9%
179,000	iShares Russell 2000 ETF(a)	$41,057,230

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,986,681)	41,057,230

	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
1,461,029	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01% (Cost $1,461,029)(a),(b)	1,461,029

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 7.0%
	PUT OPTIONS PURCHASED - 7.0%
67	Russell 2000 Index	12/16/2022	$1,950	$15,480,685	$785,910
39	Russell 2000 Index	12/16/2022	2,100	9,011,145	625,950
51	Russell 2000 Index	12/16/2022	2,250	11,783,805	1,101,600
22	Russell 2000 Index	12/16/2022	2,300	5,083,210	522,940
110	S&P 500 Index	07/09/2021	4,210	47,272,500	66,550
110	S&P 500 Index	07/09/2021	4,250	47,272,500	110,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,236,658)				3,212,950

	TOTAL INDEX OPTIONS PURCHASED (Cost - $5,236,658)				3,212,950

	TOTAL INVESTMENTS - 100.1% (Cost $33,684,368)				$45,731,209
	PUT OPTIONS WRITTEN - (0.9)% (Proceeds - $649,179)				(411,025)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%				356,582
	NET ASSETS - 100.0%				$45,676,766

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.9)%
	PUT OPTIONS WRITTEN - (0.9)%
220	S&P 500 Index	07/09/2021	$4,230	$94,545,000	$168,300
73	S&P 500 Index	09/17/2021	3,860	31,371,750	242,725
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $649,179)				411,025

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $649,179)				$411,025

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2021 the total value of securities held as collateral is $21,843,970.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

		Swan Defined		Swan Defined Risk	Swan Defined
	Swan Defined Risk	Risk Emerging	Swan Defined Risk	Growth	Risk U.S. Small
	Fund	Markets Fund	Foreign Fund	Fund	Cap Fund
ASSETS
Investment securities:
Investments, at cost	$620,586,989	$28,477,381	$26,106,742	$65,245,743	$33,684,368
Investments, at value	1,148,380,552	35,736,213	33,677,369	90,556,163	45,731,209
Cash held at broker	—	524,110	298,301	—	120,187
Receivable for securities sold	12,446,818	—	—	382,156	—
Receivable for Fund shares sold	306,005	18	737	1,000	335,842
Dividends and interest receivable	25	2	4	8	10
Prepaid expenses and other assets	16,848	1	4	20,655	—
TOTAL ASSETS	1,161,150,248	36,260,344	33,976,415	90,959,982	46,187,248

LIABILITIES
Options written, at value (Premiums received - $27,308,269, $1,141,666, $187,495, $3,177,130 and $649,179, respectively)	19,449,655	912,008	172,086	4,543,635	411,025
Due to broker	31,976	—	—	810	—
Investment advisory fees payable	924,274	41,017	28,243	69,327	49,770
Payable for investments purchased	6,404,351	—	—	464,564	—
Payable for Fund shares repurchased	565,118	180	4,005	78,671	107
Accrued expenses and other liabilities	245,380	36,410	30,393	34,530	35,401
Payable to related parties	149,274	12,631	12,945	20,323	12,255
Distribution (12b-1) fees payable	136,315	1,553	951	1,483	1,924
TOTAL LIABILITIES	27,906,343	1,003,799	248,623	5,213,343	510,482
NET ASSETS	$1,133,243,905	$35,256,545	$33,727,792	$85,746,639	$45,676,766

NET ASSETS CONSIST OF:
Paid in capital	$721,785,070	$35,562,132	$32,087,846	$64,937,078	$33,305,911
Accumulated earnings (losses)	411,458,835	(305,587)	1,639,946	20,809,561	12,370,855
NET ASSETS	$1,133,243,905	$35,256,545	$33,727,792	$85,746,639	$45,676,766

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$145,133,006	$1,371,795	$1,125,913	$3,263,120	$1,080,200
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,718,005	137,107	101,308	218,013	69,445
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$14.93	$10.01	$11.11	$14.97	$15.55
Maximum offering price per share (maximum sales charge of 5.50%)	$15.80	$10.59	$11.76	$15.84	$16.46

Class C Shares :
Net Assets	$130,658,906	$1,564,085	$875,576	$1,092,277	$2,104,480
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,966,341	160,986	80,313	73,642	140,899
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.57	$9.72	$10.90	$14.83	$14.94

Class I Shares:
Net Assets	$857,376,039	$32,078,628	$31,591,009	$80,421,429	$42,152,895
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	57,203,020	3,193,276	2,838,307	5,354,318	2,677,966
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.99	$10.05	$11.13	$15.02	$15.74

Class Y Shares:
Net Assets	$75,954	$242,037	$135,294	$969,813	$339,191
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,046	23,843	12,037	63,958	21,373
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$15.05	$10.15	$11.24	$15.16	$15.87

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined	U.S. Small Cap
	Fund	Fund	Foreign Fund	Risk Growth Fund	Fund
INVESTMENT INCOME
Dividends	$17,469,293	$565,963	$713,556	$1,011,571	$331,326
Interest	1,111	108	115	260	66
TOTAL INVESTMENT INCOME	17,470,404	566,071	713,671	1,011,831	331,392

EXPENSES
Investment advisory fees	12,326,124	349,234	332,103	745,955	363,859
Distribution (12b-1) fees:
Class A	377,580	4,714	4,366	11,450	4,955
Class C	1,371,446	14,892	8,740	3,873	18,803
Third party administrative service fees	702,104	16,053	14,053	37,390	15,553
Administration fees	600,494	29,943	29,258	50,021	31,528
Accounting services fees	211,426	17,865	17,692	24,753	18,110
Transfer agent fees	165,219	41,755	41,455	45,905	40,055
Custodian fees	121,183	8,251	8,251	13,201	10,001
Printing and postage expenses	91,230	9,187	16,987	10,187	6,987
Registration fees	75,108	36,000	36,000	44,864	31,000
Insurance expense	50,625	1,572	1,370	2,410	1,441
Compliance officer fees	40,998	8,312	8,312	9,601	8,312
Audit fees	21,697	24,213	24,213	21,697	21,413
Trustees’ fees and expenses	16,502	10,501	10,501	10,502	10,502
Legal fees	10,501	12,001	18,301	11,301	10,501
Interest expense	9,533	985	25,600	1,173	16,767
Other expenses	5,001	5,009	5,009	6,500	14,809
TOTAL EXPENSES	16,196,771	590,487	602,211	1,050,783	624,596

Fees recouped by the Advisor	—	—	—	18,038	—
Less: Fees waived by the Advisor	(370)	(82,099)	(99,251)	(3,047)	(75,690)
TOTAL NET EXPENSES	16,196,401	508,388	502,960	1,065,774	548,906

NET INVESTMENT INCOME (LOSS)	1,274,003	57,683	210,711	(53,943)	(217,514)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	161,504,404	2,109,317	1,260,276	1,743,502	4,947,354
Options purchased	(330,133,057)	(3,162,385)	(2,948,182)	(9,950,601)	(3,909,353)
Options written	264,941,449	(38,897)	1,298,278	8,235,262	1,622,145
Net realized gain (loss) on investments, options purchased and options written	96,312,796	(1,091,965)	(389,628)	28,163	2,660,146
Net change in unrealized appreciation (depreciation) on:
Investments	213,892,053	8,344,255	6,518,305	20,324,282	10,071,531
Options purchased	(91,840,349)	(2,579,098)	(1,936,265)	(698,889)	(2,472,824)
Options written	(1,703,858)	(125,629)	(253,061)	(1,326,475)	(61,039)
Net change in unrealized appreciation on investments, options purchased and options written	120,347,846	5,639,528	4,328,979	18,298,918	7,537,668
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	216,660,642	4,547,563	3,939,351	18,327,081	10,197,814

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,934,645	$4,605,246	$4,150,062	$18,273,138	$9,980,300

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
FROM OPERATIONS
Net investment income	$1,274,003	$16,426,634
Net realized gain on investments, options purchased and options written	96,312,796	28,485,795
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	120,347,846	(75,314,858)
Net increase (decrease) in net assets resulting from operations	217,934,645	(30,402,429)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	(24,160)	—
Class C	—	—
Class I	(145,552)	—
Class Y	(33)	—
Distributions paid
Class A	(99,610)	(1,665,653)
Class C	—	(252,791)
Class I	(3,006,552)	(17,665,616)
Class Y	(688)	(2,263)
Net decrease in net assets resulting from distributions to shareholders	(3,276,595)	(19,586,323)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	32,239,606	24,604,781
Class C	21,359,344	13,341,693
Class I	97,943,448	360,048,317
Class Y	153,381	423,673
Net asset value of shares issued in reinvestment of distributions:
Class A	110,537	1,434,490
Class C	—	232,446
Class I	2,420,942	13,614,072
Class Y	583	1,792
Payments for shares redeemed:
Class A	(72,020,493)	(103,191,102)
Class C	(64,905,077)	(62,277,202)
Class I	(529,594,290)	(833,745,114)
Class Y	(284,642)	(280,270)
Net decrease in net assets from shares of beneficial interest	(512,576,661)	(585,792,424)

TOTAL DECREASE IN NET ASSETS	(297,918,611)	(635,781,176)

NET ASSETS
Beginning of Year	1,431,162,516	2,066,943,692
End of Year	$1,133,243,905	$1,431,162,516

SHARE ACTIVITY
Class A:
Shares Sold	2,314,025	1,958,030
Shares Reinvested	8,110	109,838
Shares Redeemed	(5,253,254)	(8,184,256)
Net decrease in shares of beneficial interest outstanding	(2,931,119)	(6,116,388)

Class C:
Shares Sold	1,557,217	1,075,224
Shares Reinvested	—	18,047
Shares Redeemed	(4,866,314)	(5,084,883)
Net decrease in shares of beneficial interest outstanding	(3,309,097)	(3,991,612)

Class I:
Shares Sold	7,189,361	29,117,129
Shares Reinvested	177,229	1,039,242
Shares Redeemed	(39,503,960)	(66,955,751)
Net decrease in shares of beneficial interest outstanding	(32,137,370)	(36,799,380)

Class Y:
Shares Sold	11,716	33,129
Shares Reinvested	43	137
Shares Redeemed	(20,226)	(22,728)
Net increase (decrease) in shares of beneficial interest outstanding	(8,467)	10,538

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
FROM OPERATIONS
Net investment income	$57,683	$474,583
Net realized loss on investments, options purchased and options written	(1,091,965)	(2,568,703)
Net change in unrealized appreciation on investments, options purchased and options written	5,639,528	498,079
Net increase (decrease) in net assets resulting from operations	4,605,246	(1,596,041)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(28,551)	(170,418)
Class C	(4,112)	(100,001)
Class I	(437,317)	(1,662,919)
Class Y	(4,579)	(12,871)
Net decrease in net assets resulting from distributions to shareholders	(474,559)	(1,946,209)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	405,597	1,218,567
Class C	486,633	209,685
Class I	6,536,018	10,515,197
Class Y	62,177	375,032
Net asset value of shares issued in reinvestment of distributions:
Class A	21,974	154,184
Class C	2,919	76,556
Class I	399,421	1,541,460
Class Y	2,907	8,191
Payments for shares redeemed:
Class A	(1,419,156)	(2,877,289)
Class C	(477,456)	(1,506,399)
Class I	(9,331,594)	(17,484,153)
Class Y	(174,269)	(162,317)
Net decrease in net assets from shares of beneficial interest	(3,484,829)	(7,931,286)

TOTAL INCREASE (DECREASE) IN NET ASSETS	645,858	(11,473,536)

NET ASSETS
Beginning of Year	34,610,687	46,084,223
End of Year	$35,256,545	$34,610,687

SHARE ACTIVITY
Class A:
Shares Sold	41,387	129,263
Shares Reinvested	2,275	16,385
Shares Redeemed	(142,009)	(311,920)
Net decrease in shares of beneficial interest outstanding	(98,347)	(166,272)

Class C:
Shares Sold	51,832	23,393
Shares Reinvested	310	8,367
Shares Redeemed	(50,274)	(165,351)
Net increase (decrease) in shares of beneficial interest outstanding	1,868	(133,591)

Class I:
Shares Sold	663,071	1,210,787
Shares Reinvested	41,220	163,290
Shares Redeemed	(979,806)	(1,860,201)
Net decrease in shares of beneficial interest outstanding	(275,515)	(486,124)

Class Y:
Shares Sold	6,722	41,015
Shares Reinvested	298	864
Shares Redeemed	(18,160)	(17,977)
Net increase (decrease) in shares of beneficial interest outstanding	(11,140)	23,902

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
FROM OPERATIONS
Net investment income	$210,711	$225,559
Net realized loss on investments, options purchased and options written	(389,628)	(1,628,530)
Net change in unrealized appreciation on investments, options purchased and options written	4,328,979	1,652,461
Net increase in net assets resulting from operations	4,150,062	249,490

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(11,206)	(144,729)
Class C	(4,625)	(45,008)
Class I	(209,792)	(1,594,591)
Class Y	(1,332)	(8,372)
Net decrease in net assets resulting from distributions to shareholders	(226,955)	(1,792,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	536,229	1,215,905
Class C	530,075	24,834
Class I	11,564,041	5,346,286
Class Y	47,993	197,921
Net asset value of shares issued in reinvestment of distributions:
Class A	9,567	115,277
Class C	4,108	40,934
Class I	196,554	1,502,071
Class Y	734	4,853
Payments for shares redeemed:
Class A	(1,808,495)	(1,478,065)
Class C	(709,809)	(465,803)
Class I	(14,557,728)	(12,290,192)
Class Y	(110,350)	(128,740)
Net decrease in net assets from shares of beneficial interest	(4,297,081)	(5,914,719)

TOTAL DECREASE IN NET ASSETS	(373,974)	(7,457,929)

NET ASSETS
Beginning of Year	34,101,766	41,559,695
End of Year	$33,727,792	$34,101,766

SHARE ACTIVITY
Class A:
Shares Sold	49,227	120,419
Shares Reinvested	888	11,414
Shares Redeemed	(167,458)	(152,801)
Net decrease in shares of beneficial interest outstanding	(117,343)	(20,968)

Class C:
Shares Sold	49,482	2,643
Shares Reinvested	387	4,081
Shares Redeemed	(67,044)	(47,882)
Net decrease in shares of beneficial interest outstanding	(17,175)	(41,158)

Class I:
Shares Sold	1,065,352	544,404
Shares Reinvested	18,216	148,720
Shares Redeemed	(1,376,071)	(1,230,942)
Net decrease in shares of beneficial interest outstanding	(292,503)	(537,818)

Class Y:
Shares Sold	4,708	19,840
Shares Reinvested	68	479
Shares Redeemed	(10,246)	(13,216)
Net increase (decrease) in shares of beneficial interest outstanding	(5,470)	7,103

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
FROM OPERATIONS
Net investment income (loss)	$(53,943)	$141,637
Net realized gain (loss) on investments, options purchased and options written	28,163	(2,596,449)
Net change in unrealized appreciation on investments, options purchased and options written	18,298,918	5,400,062
Net increase in net assets resulting from operations	18,273,138	2,945,250

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	(39)	—
Class C	—	—
Class I	(1,151)	—
Class Y	(14)	—
Total distributions paid
Class A	(28,224)	(38,284)
Class C	(1,156)	(0	) (a)
Class I	(479,425)	(99,035)
Class Y	(5,658)	(8,229)
Net decrease in net assets resulting from distributions to shareholders	(515,667)	(145,548)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	912,277	5,673,927
Class C	1,293,499	85,000
Class I	72,468,635	62,802,953
Class Y	14,985	685,782
Net asset value of shares issued in reinvestment of distributions:
Class A	28,216	31,529
Class C	1,156	0	(a)
Class I	175,569	92,984
Class Y	741	1,995
Payments for shares redeemed:
Class A	(4,002,160)	(483,613)
Class C	(358,950)	(9,913)
Class I	(71,856,907)	(6,005,443)
Class Y	(151,360)	(56,776)
Net increase (decrease) in net assets from shares of beneficial interest	(1,474,299)	62,818,425

TOTAL INCREASE IN NET ASSETS	16,283,172	65,618,127

NET ASSETS
Beginning of Year	69,463,467	3,845,340
End of Year	$85,746,639	$69,463,467

SHARE ACTIVITY
Class A:
Shares Sold	65,874	481,113
Shares Reinvested	2,117	2,610
Shares Redeemed	(292,989)	(40,713)
Net increase (decrease) in shares of beneficial interest outstanding	(224,998)	443,010

Class C:
Shares Sold	93,470	6,887
Shares Reinvested	87	0	(b)
Shares Redeemed	(25,935)	(868)
Net increase in shares of beneficial interest outstanding	67,622	6,019

Class I:
Shares Sold	5,408,584	5,522,780
Shares Reinvested	13,151	7,691
Shares Redeemed	(5,392,655)	(522,459)
Net increase in shares of beneficial interest outstanding	29,080	5,008,012

Class Y:
Shares Sold	1,194	58,686
Shares Reinvested	55	164
Shares Redeemed	(11,796)	(4,972)
Net increase (decrease) in shares of beneficial interest outstanding	(10,547)	53,878

(a)	Amount is less than $1.00.

(b)	Amount is less than one share.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2021	June 30, 2020
FROM OPERATIONS
Net investment loss	$(217,514)	$(105,164)
Net realized gain (loss) on investments, options purchased and options written	2,660,146	(668,107)
Net change in unrealized appreciation on investments, options purchased and options written	7,537,668	231,030
Net increase (decrease) in net assets resulting from operations	9,980,300	(542,241)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,484,133	1,403,977
Class C	1,524,002	333,186
Class I	24,924,354	8,769,939
Class Y	124,165	422,341
Payments for shares redeemed:
Class A	(3,427,858)	(1,150,687)
Class C	(1,671,837)	(312,347)
Class I	(23,697,804)	(13,661,173)
Class Y	(222,867)	(202,880)
Net decrease in net assets from shares of beneficial interest	(963,712)	(4,397,644)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,016,588	(4,939,885)

NET ASSETS
Beginning of Year	36,660,178	41,600,063
End of Year	$45,676,766	$36,660,178

SHARE ACTIVITY
Class A:
Shares Sold	95,850	119,120
Shares Redeemed	(229,048)	(101,633)
Net increase (decrease) in shares of beneficial interest outstanding	(133,198)	17,487

Class C:
Shares Sold	103,076	30,178
Shares Redeemed	(114,452)	(27,938)
Net increase (decrease) in shares of beneficial interest outstanding	(11,376)	2,240

Class I:
Shares Sold	1,624,084	768,437
Shares Redeemed	(1,682,556)	(1,158,296)
Net decrease in shares of beneficial interest outstanding	(58,472)	(389,859)

Class Y:
Shares Sold	9,382	35,968
Shares Redeemed	(16,086)	(17,546)
Net increase (decrease) in shares of beneficial interest outstanding	(6,704)	18,422

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$12.51		$12.80	$12.68	$12.22	$11.69
Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (2)	0.10	0.07	0.08	0.13
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.43		(0.27)	0.13	0.45	0.55
Total from investment operations	2.43		(0.17)	0.20	0.53	0.68
Less distributions from:
Net investment income	(0.01)		(0.12)	(0.08)	(0.07)	(0.15)
Return of capital	(0.00	) (2)	—	—	—	—
Total distributions	(0.01)		(0.12)	(0.08)	(0.07)	(0.15)
Net asset value, end of year	$14.93		$12.51	$12.80	$12.68	$12.22
Total return (3)	19.44%		(1.39)%	1.67%	4.33%	5.82%
Net assets, at end of year (000s)	$145,133		$158,255	$240,274	$332,552	$351,964
Ratio of expenses to average net assets (4)	1.42%		1.42%	1.40%	1.39%	1.41%
Ratio of net investment income (loss) to average net assets (4,5)	(0.00)%		0.76%	0.59%	0.62%	1.09%
Portfolio Turnover Rate	11%		13%	14%	9%	6%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$12.29	$12.58	$12.46	$12.03	$11.53
Activity from investment operations:
Net investment income (loss) (1)	(0.10)	0.01	(0.02)	(0.02)	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.38	(0.28)	0.14	0.45	0.52
Total from investment operations	2.28	(0.27)	0.12	0.43	0.58
Less distributions from:
Net investment income	—	(0.02)	—	—	(0.08)
Total distributions	—	(0.02)	—	—	(0.08)
Net asset value, end of year	$14.57	$12.29	$12.58	$12.46	$12.03
Total return (2)	18.55%	(2.17)%	0.96%	3.57%	5.01%
Net assets, at end of year (000s)	$130,659	$150,858	$204,575	$247,668	$216,627
Ratio of expenses to average net assets (3)	2.17%	2.17%	2.15%	2.14%	2.15%
Ratio of net investment income (loss) to average net assets (3,4)	(0.75)%	0.07%	(0.15)%	(0.09)%	0.47%
Portfolio Turnover Rate	11%	13%	14%	9%	6%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$12.56		$12.86	$12.74	$12.27	$11.73
Activity from investment operations:
Net investment income (1)	0.03		0.14	0.10	0.11	0.18
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.45		(0.28)	0.14	0.46	0.53
Total from investment operations	2.48		(0.14)	0.24	0.57	0.71
Less distributions from:
Net investment income	(0.05)		(0.16)	(0.12)	(0.10)	(0.17)
Return of capital	(0.00	) (2)	—	—	—	—
Total distributions	(0.05)		(0.16)	(0.12)	(0.10)	(0.17)
Net asset value, end of year	$14.99		$12.56	$12.86	$12.74	$12.27
Total return (3)	19.75%		(1.15)%	1.96%	4.63%	6.08%
Net assets, at end of year (000s)	$857,376		$1,121,879	$1,622,057	$2,370,044	$2,131,392
Ratio of expenses to average net assets (4)	1.17%		1.17%	1.15%	1.14%	1.16%
Ratio of net investment income to average net assets (4,5)	0.24%		1.07%	0.82%	0.86%	1.48%
Portfolio Turnover Rate	11%		13%	14%	9%	6%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$12.58		$12.87	$11.75
Activity from investment operations:
Net investment income (2)	0.06		0.19	0.14
Net realized and unrealized gain (loss) on investments, options purchased and options written	2.46		(0.32)	0.98
Total from investment operations	2.52		(0.13)	1.12
Less distributions from:
Net investment income	(0.05)		(0.16)	—
Return of capital	(0.00	) (3)	—	—
Total distributions	(0.05)		(0.16)	—
Net asset value, end of period	$15.05		$12.58	$12.87
Total return (4)	20.04%		(1.07)%	9.53	% (5)
Net assets, at end of period (000s)	$76		$170	$38
Ratio of gross expenses to average net assets (6)	1.17%		1.17%	1.15	% (7)
Ratio of net expenses to average net assets (6)	1.01%		1.01%	1.01	% (7)
Ratio of net investment income to average net assets (6,8)	0.45%		1.49%	2.22	% (7)
Portfolio Turnover Rate	11%		13%	14	% (5)

(1)	The Swan Defined Risk Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$8.85	$9.86	$10.06	$9.98	$9.15
Activity from investment operations:
Net investment income (loss) (1)	0.01	0.09	0.03	0.06	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.27	(0.57)	(0.20)	0.23	1.06
Total from investment operations	1.28	(0.48)	(0.17)	0.29	1.04
Less distributions from:
Net investment income	(0.12)	(0.04)	(0.03)	—	—
Net realized gains	—	(0.49)	—	(0.21)	(0.21)
Total distributions	(0.12)	(0.53)	(0.03)	(0.21)	(0.21)
Net asset value, end of year	$10.01	$8.85	$9.86	$10.06	$9.98
Total return (2)	14.47%	(5.16)%	(1.72)%	2.73%	11.65%
Net assets, at end of year (000s)	$1,372	$2,084	$3,959	$5,010	$4,201
Ratio of gross expenses to average net assets (3,5)	1.88%	1.93%	1.84%	1.67%	1.90%
Ratio of net expenses to average net assets (3,5)	1.65%	1.65%	1.75%	1.65%	1.66%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.16%	1.03%	0.31%	0.53%	(0.21)%
Portfolio Turnover Rate	6%	16%	45%	7%	3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.88%	1.93%	1.74%	1.67%	1.90%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.66%
Net investment income (loss) to average net assets (3,4)	0.16%	1.03%	0.41%	0.53%	(0.21)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$8.58	$9.60	$9.84	$9.84	$9.09
Activity from investment operations:
Net investment income (loss) (1)	(0.07)	0.03	(0.03)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.24	(0.56)	(0.21)	0.24	1.05
Total from investment operations	1.17	(0.53)	(0.24)	0.21	0.96
Less distributions from:
Net investment income	(0.03)	—	—	—	—
Net realized gains	—	(0.49)	—	(0.21)	(0.21)
Total distributions	(0.03)	(0.49)	—	(0.21)	(0.21)
Net asset value, end of year	$9.72	$8.58	$9.60	$9.84	$9.84
Total return (2)	13.60%	(5.85)%	(2.44)%	1.95%	10.84%
Net assets, at end of year (000s)	$1,564	$1,365	$2,809	$3,049	$1,417
Ratio of gross expenses to average net assets (3,5)	2.63%	2.68%	2.59%	2.42%	2.65%
Ratio of net expenses to average net assets (3,5)	2.40%	2.40%	2.50%	2.40%	2.41%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.72)%	0.28%	(0.31)%	(0.31)%	(1.03)%
Portfolio Turnover Rate	6%	16%	45%	7%	3%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.63%	2.68%	2.49%	2.42%	2.65%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.41%
Net investment income (loss) to average net assets (3,4)	(0.72)%	0.28%	(0.21)%	(0.31)%	(1.03)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$8.89	$9.91	$10.12	$10.02	$9.16
Activity from investment operations:
Net investment income (1)	0.02	0.13	0.06	0.06	0.00 (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.29	(0.58)	(0.21)	0.25	1.07
Total from investment operations	1.31	(0.45)	(0.15)	0.31	1.07
Less distributions from:
Net investment income	(0.15)	(0.08)	(0.06)	—	—
Net realized gains	—	(0.49)	—	(0.21)	(0.21)
Total distributions	(0.15)	(0.57)	(0.06)	(0.21)	(0.21)
Net asset value, end of year	$10.05	$8.89	$9.91	$10.12	$10.02
Total return (3)	14.78%	(4.87)%	(1.47)%	2.92%	11.97%
Net assets, at end of year (000s)	$32,079	$30,848	$39,206	$43,178	$29,624
Ratio of gross expenses to average net assets (4,6)	1.63%	1.68%	1.59%	1.42%	1.65%
Ratio of net expenses to average net assets (4,6)	1.40%	1.40%	1.50%	1.40%	1.41%
Ratio of net investment income to average net assets (4,5,6)	0.20%	1.37%	0.60%	0.59%	0.03%
Portfolio Turnover Rate	6%	16%	45%	7%	3%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (4)	1.63%	1.68%	1.49%	1.42%	1.65%
Net expenses to average net assets (4)	1.40%	1.40%	1.40%	1.40%	1.41%
Net investment income to average net assets (4,5)	0.20%	1.37%	0.70%	0.59%	0.03%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2021	June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$8.95	$9.94	$9.58
Activity from investment operations:
Net investment income (2)	0.06	0.19	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.29	(0.61)	0.30
Total from investment operations	1.35	(0.42)	0.36
Less distributions from:
Net investment income	(0.15)	(0.08)	—
Net realized gains	—	(0.49)	—
Total distributions	(0.15)	(0.57)	—
Net asset value, end of period	$10.15	$8.95	$9.94
Total return (3)	15.24%	(4.54)%	3.76	% (4)
Net assets, at end of period (000s)	$242	$313	$110
Ratio of gross expenses to average net assets (5,8)	1.63%	1.68%	1.59	% (6)
Ratio of net expenses to average net assets (5,8)	1.01%	1.01%	1.11	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.61%	2.11%	1.14	% (6)
Portfolio Turnover Rate	6%	16%	45	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (5)	1.63%	1.68%	1.49	% (6)
Net expenses to average net assets (5)	1.01%	1.01%	1.01	% (6)
Net investment income to average net assets (5,7)	0.61%	2.11%	1.24	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$9.83	$10.24	$10.42	$10.60	$9.85
Activity from investment operations:
Net investment income (1)	0.02	0.04	0.09	0.08	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.32	0.04	(0.19)	0.06	0.81
Total from investment operations	1.34	0.08	(0.10)	0.14	0.90
Less distributions from:
Net investment income	—	(0.12)	(0.08)	(0.08)	(0.08)
Net realized gains	(0.06)	(0.37)	—	(0.24)	(0.07)
Total distributions	(0.06)	(0.49)	(0.08)	(0.32)	(0.15)
Net asset value, end of year	$11.11	$9.83	$10.24	$10.42	$10.60
Total return (2)	13.60%	0.65%	(0.91)%	1.13%	9.25%
Net assets, at end of year (000s)	$1,126	$2,150	$2,454	$2,838	$3,270
Ratio of gross expenses to average net assets (3,5)	2.03%	2.12%	2.01%	1.96%	2.14%
Ratio of net expenses to average net assets (3,5)	1.73%	1.85%	1.85%	1.86%	1.76%
Ratio of net investment income to average net assets (3,4,5)	0.20%	0.40%	0.91%	0.73%	0.94%
Portfolio Turnover Rate	8%	15%	10%	4%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.95%	1.92%	1.81%	1.75%	2.01%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.63%
Net investment income to average net assets (3,4)	0.29%	0.60%	1.11%	0.94%	1.06%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$9.73	$10.12	$10.31	$10.54	$9.82
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	(0.04)	0.02	0.09	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.26	0.04	(0.20)	(0.03)	0.72
Total from investment operations	1.23	—	(0.18)	0.06	0.82
Less distributions from:
Net investment income	—	(0.02)	(0.01)	(0.05)	(0.03)
Net realized gains	(0.06)	(0.37)	—	(0.24)	(0.07)
Total distributions	(0.06)	(0.39)	(0.01)	(0.29)	(0.10)
Net asset value, end of year	$10.90	$9.73	$10.12	$10.31	$10.54
Total return (2)	12.61%	(0.07)%	(1.69)%	0.38%	8.46%
Net assets, at end of year (000s)	$876	$949	$1,403	$1,617	$570
Ratio of gross expenses to average net assets (3,5)	2.78%	2.87%	2.76%	2.71%	2.89%
Ratio of net expenses to average net assets (3,5)	2.48%	2.60%	2.60%	2.61%	2.51%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.32)%	(0.43)%	0.19%	0.87%	0.94%
Portfolio Turnover Rate	8%	15%	10%	4%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.70%	2.67%	2.56%	2.50%	2.76%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.38%
Net investment income (loss) to average net assets (3,4)	(0.24)%	(0.23)%	0.39%	1.08%	1.07%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$9.85	$10.25	$10.45	$10.62	$9.86
Activity from investment operations:
Net investment income (1)	0.07	0.07	0.12	0.16	0.21
Net realized and unrealized gain (loss) on investments, options purchased and options written	1.29	0.04	(0.20)	0.01	0.72
Total from investment operations	1.36	0.11	(0.08)	0.17	0.93
Less distributions from:
Net investment income	(0.02)	(0.14)	(0.12)	(0.10)	(0.10)
Net realized gains	(0.06)	(0.37)	—	(0.24)	(0.07)
Total distributions	(0.08)	(0.51)	(0.12)	(0.34)	(0.17)
Net asset value, end of year	$11.13	$9.85	$10.25	$10.45	$10.62
Total return (2)	13.82%	0.97%	(0.71)%	1.44%	9.52%
Net assets, at end of year (000s)	$31,591	$30,829	$37,596	$42,374	$27,887
Ratio of gross expenses to average net assets (3,5)	1.78%	1.87%	1.76%	1.71%	1.89%
Ratio of net expenses to average net assets (3,5)	1.48%	1.60%	1.60%	1.61%	1.51%
Ratio of net investment income to average net assets (3,4,5)	0.69%	0.66%	1.18%	1.44%	2.02%
Portfolio Turnover Rate	8%	15%	10%	4%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.70%	1.67%	1.56%	1.50%	1.76%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.38%
Net investment income to average net assets (3,4)	0.76%	0.86%	1.38%	1.65%	2.15%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2021	June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$9.90	$10.27	$9.64
Activity from investment operations:
Net investment income (2)	0.09	0.12	0.23
Net realized and unrealized gain on investments, options purchased and options written	1.33	0.02	0.40
Total from investment operations	1.42	0.14	0.63
Less distributions from:
Net investment income	(0.02)	(0.14)	—
Net realized gains	(0.06)	(0.37)	—
Total distributions	(0.08)	(0.51)	—
Net asset value, end of period	$11.24	$9.90	$10.27
Total return (3)	14.36%	1.26%	6.54	% (4)
Net assets, at end of period (000s)	$135	$173	$107
Ratio of gross expenses to average net assets (5,8)	1.78%	1.87%	1.76	% (6)
Ratio of net expenses to average net assets (5,8)	1.10%	1.22%	1.22	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.80%	1.15%	4.41	% (6)
Portfolio Turnover Rate	8%	15%	10	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.70%	1.67%	1.56	% (6)
Net expenses to average net assets (5)	1.02%	1.02%	1.02	% (6)
Net investment income to average net assets (5,7)	0.89%	1.35%	4.61	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.86		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		0.09	0.00	(3)
Net realized and unrealized gain on investments, options purchased and options written	3.23		0.58	1.38
Total from investment operations	3.18		0.67	1.38
Less distributions from:
Net investment income	—		(0.07)	—
Net realized gains	(0.07)		(0.12)	—
Return of capital	(0.00	) (3)	—	—
Total distributions	(0.07)		(0.19)	—
Net asset value, end of period	$14.97		$11.86	$11.38
Total return (4)	26.90%		5.85%	13.80	% (5)
Net assets, at end of period (000s)	$3,263		$5,252	$11
Ratio of gross expenses to average net assets (6)	1.63%		2.33%	10.73	% (8)
Ratio of net expenses to average net assets (6)	1.65	% (7)	1.65%	1.65	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.38)%		0.74%	0.00	% (8)
Portfolio Turnover Rate	27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the		For the
	Year Ended		Year Ended		Period Ended
	June 30, 2021		June 30, 2020		June 30, 2019 (1)
Net asset value, beginning of period	$11.84		$11.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.12)		(0.03	) (3)	0.00	(4)
Net realized and unrealized gain on investments, options purchased and options written	3.18		0.68		1.38
Total from investment operations	3.06		0.65		1.38
Less distributions from:
Net investment income	—		(0.07)		—
Net realized gains	(0.07)		(0.12)		—
Total distributions	(0.07)		(0.19)		—
Net asset value, end of period	$14.83		$11.84		$11.38
Total return (5)	25.93%		5.73%		13.80	% (6)
Net assets, at end of period (000s)	$1,092		$71		$11
Ratio of gross expenses to average net assets (7)	2.38%		3.08%		11.48	% (9)
Ratio of net expenses to average net assets (7)	2.40	% (8)	2.40%		2.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	(0.85)%		(0.22	)% (3)	0.00	% (9)
Portfolio Turnover Rate	27%		11%		0	% (6)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.88		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.10	0.05
Net realized and unrealized gain on investments, options purchased and options written	3.23		0.59	1.33
Total from investment operations	3.22		0.69	1.38
Less distributions from:
Net investment income	(0.01)		(0.07)	—
Net realized gains	(0.07)		(0.12)	—
Return of capital	(0.00	) (3)	—	—
Total distributions	(0.08)		(0.19)	—
Net asset value, end of period	$15.02		$11.88	$11.38
Total return (4)	27.23%		6.09%	13.80	% (5)
Net assets, at end of period (000s)	$80,421		$63,250	$3,610
Ratio of gross expenses to average net assets (6)	1.38%		2.08%	10.48	% (8)
Ratio of net expenses to average net assets (6)	1.40	% (7)	1.40%	1.40	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.08)%		0.87%	0.88	% (8)
Portfolio Turnover Rate	27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.95		$11.40	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.11	0.08
Net realized and unrealized gain on investments, options purchased and options written	3.25		0.63	1.32
Total from investment operations	3.29		0.74	1.40
Less distributions from:
Net investment income	(0.01)		(0.07)	—
Net realized gains	(0.07)		(0.12)	—
Return of capital	(0.00	) (3)	—	—
Total distributions	(0.08)		(0.19)	—
Net asset value, end of period	$15.16		$11.95	$11.40
Total return (4)	27.65%		6.52%	14.00	% (5)
Net assets, at end of period (000s)	$970		$890	$235
Ratio of gross expenses to average net assets (6)	1.38%		2.08%	10.48	% (7)
Ratio of net expenses to average net assets (6)	1.02%		1.02%	1.02	% (7)
Ratio of net investment income to average net assets (6,8)	0.31%		0.98%	0.41	% (7)
Portfolio Turnover Rate	27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class Y commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$11.67	$11.92	$12.39	$11.55	$10.28
Activity from investment operations:
Net investment loss (1)	(0.09)	(0.05)	(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	3.97	(0.20)	(0.43)	0.93	1.40
Total from investment operations	3.88	(0.25)	(0.47)	0.84	1.30
Less distributions from:
Return of capital	—	—	—	—	(0.03)
Total distributions	—	—	—	—	(0.03)
Net asset value, end of year	$15.55	$11.67	$11.92	$12.39	$11.55
Total return (2)	33.25%	(2.10)%	(3.79)%	7.27%	12.70%
Net assets, at end of year (000s)	$1,080	$2,364	$2,206	$1,448	$646
Ratio of gross expenses to average net assets (3,5)	1.90%	1.99%	1.88%	1.93%	2.16%
Ratio of net expenses to average net assets (3,5)	1.70%	1.73%	1.77%	1.80%	1.76%
Ratio of net investment loss to average net assets (3,4,5)	(0.69)%	(0.44)%	(0.34)%	(0.80)%	(0.89)%
Portfolio Turnover Rate	26%	22%	17%	1%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.85%	1.91%	1.76%	1.78%	2.05%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (3,4)	(0.64)%	(0.36)%	(0.22)%	(0.65)%	(0.78)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$11.29	$11.62	$12.17	$11.44	$10.25
Activity from investment operations:
Net investment loss (1)	(0.20)	(0.14)	(0.12)	(0.17)	(0.17)
Net realized and unrealized gain (loss) on investments, options purchased and options written	3.85	(0.19)	(0.43)	0.90	1.39
Total from investment operations	3.65	(0.33)	(0.55)	0.73	1.22
Less distributions from:
Return of capital	—	—	—	—	(0.03)
Total distributions	—	—	—	—	(0.03)
Net asset value, end of year	$14.94	$11.29	$11.62	$12.17	$11.44
Total return (2)	32.33%	(2.84)%	(4.52)%	6.38%	11.94%
Net assets, at end of year (000s)	$2,104	$1,720	$1,744	$1,785	$1,314
Ratio of gross expenses to average net assets (3,5)	2.65%	2.74%	2.63%	2.68%	2.91%
Ratio of net expenses to average net assets (3,5)	2.45%	2.48%	2.52%	2.55%	2.51%
Ratio of net investment loss to average net assets (3,4,5)	(1.52)%	(1.22)%	(1.05)%	(1.41)%	(1.50)%
Portfolio Turnover Rate	26%	22%	17%	1%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.60%	2.66%	2.51%	2.53%	2.80%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (3,4)	(1.47)%	(1.14)%	(0.93)%	(1.26)%	(1.38)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
Net asset value, beginning of year	$11.78	$12.01	$12.45	$11.58	$10.28
Activity from investment operations:
Net investment loss (1)	(0.08)	(0.03)	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	4.04	(0.20)	(0.43)	0.92	1.39
Total from investment operations	3.96	(0.23)	(0.44)	0.87	1.34
Less distributions from:
Net investment income	—	—	—	—	(0.01)
Return of capital	—	—	—	—	(0.03)
Total distributions	—	—	—	—	(0.04)
Net asset value, end of year	$15.74	$11.78	$12.01	$12.45	$11.58
Total return (2)	33.62%	(1.92)%	(3.53)%	7.51%	13.08%
Net assets, at end of year (000s)	$42,153	$32,244	$37,534	$45,038	$26,651
Ratio of gross expenses to average net assets (3,5)	1.65%	1.74%	1.63%	1.68%	1.91%
Ratio of net expenses to average net assets (3,5)	1.45%	1.48%	1.52%	1.55%	1.51%
Ratio of net investment loss to average net assets (3,4,5)	(0.54)%	(0.23)%	(0.06)%	(0.45)%	(0.47)%
Portfolio Turnover Rate	26%	22%	17%	1%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.60%	1.66%	1.51%	1.53%	1.80%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (3,4)	(0.49)%	(0.15)%	0.06%	(0.30)%	(0.37)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	June 30, 2021	June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$11.84	$12.02	$10.86
Activity from investment operations:
Net investment income (loss) (2)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	4.05	(0.20)	1.13
Total from investment operations	4.03	(0.18)	1.16
Net asset value, end of period	$15.87	$11.84	$12.02
Total return (3)	34.04%	(1.50)%	10.68	% (4)
Net assets, at end of period (000s)	$339	$332	$116
Ratio of gross expenses to average net assets (5,8)	1.65%	1.74%	1.63	% (6)
Ratio of expenses to average net assets (5,8)	1.07%	1.10%	1.14	% (6)
Ratio of net investment income (loss) to average net assets (5,7,8)	(0.14)%	0.19%	0.52	% (6)
Portfolio Turnover Rate	26%	22%	17	% (4)

(1)	The Swan Defined Risk U.S.Small Cap Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.60%	1.66%	1.51	% (6)
Net expenses to average net assets (5)	1.02%	1.02%	1.02	% (6)
Net investment income (loss) to average net assets (5,7)	(0.09)%	0.27%	0.64	% (6)

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund (formerly, the Swan Defined Risk Foreign Developed Fund), Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.

Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.

Swan Defined Risk Foreign Fund – To seek long term capital appreciation.

Swan Defined Risk Growth Fund – To seek long term capital appreciation.

Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers four classes of shares: Class A, Class C, Class I and Class Y shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, Class C shares on October 18, 2012, and Class Y shares on December 27, 2018. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014 and Class Y shares on December 27, 2018. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015 and Class Y shares on December 27, 2018. The Swan Defined Risk Growth Fund’s Class A, Class C, Class I and Class Y shares commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I, Class C and Class Y shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,054,353,963	$—	$—	$1,054,353,963
Purchased Put Options	—	71,444,590	—	71,444,590
Short-Term Investment	22,581,999	—	—	22,581,999
Total	$1,076,935,962	$71,444,590	$—	$1,148,380,552
Liabilities *
Call Option Written	$—	$1,597,530	$—	$1,597,530
Put Options Written	—	17,852,125	—	17,852,125
Total	$—	$19,449,655	$—	$19,449,655

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$31,800,459	$—	$—	$31,800,459
Purchased Call Option	7,260	830,720	—	837,980
Purchased Put Options	110,022	2,481,726	—	2,591,748
Short-Term Investment	506,026	—	—	506,026
Total	$32,423,767	$3,312,446	$—	$35,736,213
Liabilities *
Call Options Written	$830,696	$—	$—	$830,696
Put Options Written	81,312	—	—	81,312
Total	$912,008	$—	$—	$912,008

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange- Traded Fund	$31,204,928	$—	$—	$31,204,928
Purchased Put Options	—	2,055,898	—	2,055,898
Short-Term Investment	416,543	—	—	416,543
Total	$31,621,471	$2,055,898	$—	$33,677,369
Liabilities *
Call Options Written	$—	$43,516	$—	$43,516
Put Options Written	128,570	—	—	128,570
Total	$128,570	$43,516	$—	$172,086

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$76,955,680	$—	$—	$76,955,680
Purchased Call Options	—	7,120,445	—	7,120,445
Purchased Put Options	—	4,221,640	—	4,221,640
Short-Term Investment	2,258,398	—	—	2,258,398
Total	$79,214,078	$11,342,085	$—	$90,556,163
Liabilities *
Call Options Written	$—	$3,246,990	$—	$3,246,990
Put Options Written	—	1,296,645	—	1,296,645
Total	$—	$4,543,635	$—	$4,543,635

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$41,057,230	$—	$—	$41,057,230
Purchased Put Options	—	3,212,950	—	3,212,950
Short-Term Investment	1,461,029	—	—	1,461,029
Total	$42,518,259	$3,212,950	$—	$45,731,209
Liabilities *
Put Options Written	$—	$411,025	$—	$411,025
Total	$—	$411,025	$—	$411,025

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2018 - 2020 for all Funds, or expected to be taken by all the Funds in their 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2021, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$12,326,124
Swan Defined Risk Emerging Markets Fund	349,234
Swan Defined Risk Foreign Fund	332,103
Swan Defined Risk Growth Fund	745,955
Swan Defined Risk U.S. Small Cap Fund	363,859

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least October 31, 2021 to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund and 1.01%, 1.01%, 1.02%, 1.02% and 1.02% for Class Y shares of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund respectively (the “expense limitations”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class Y shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the year ended June 30, 2021, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived	Advisory Fees Recaptured
Swan Defined Risk Fund	$370	$—
Swan Defined Risk Emerging Markets Fund	82,099	—
Swan Defined Risk Foreign Fund	99,251	—
Swan Defined Risk Growth Fund	3,047	18,038
Swan Defined Risk U.S. Small Cap Fund	75,690	—

As of June 30, 2021, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2022	June 30, 2023	June 30, 2024	Total
Swan Defined Risk Fund	$12	$255	$370	$637
Swan Defined Risk Emerging Markets Fund	46,345	102,759	82,099	$231,203
Swan Defined Risk Foreign Fund	69,822	99,404	99,251	$268,477
Swan Defined Risk Growth Fund	83,293	129,197	3,047	$215,537
Swan Defined Risk U.S. Small Cap Fund	51,616	98,359	75,690	$225,665

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the year ended June 30, 2021, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$377,580	$1,371,446
Swan Defined Risk Emerging Markets Fund	4,714	14,892
Swan Defined Risk Foreign Fund	4,366	8,740
Swan Defined Risk Growth Fund	11,450	3,873
Swan Defined Risk U.S. Small Cap Fund	4,955	18,803

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2021, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$115,405	$14,254
Swan Defined Risk Emerging Markets Fund	480	48
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	12,201	1,944
Swan Defined Risk U.S. Small Cap Fund	761	119

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the year ended June 30, 2021 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$125,975,776	$708,129,664
Swan Defined Risk Emerging Markets Fund	1,864,291	10,094,097
Swan Defined Risk Foreign Fund	2,309,799	8,947,146
Swan Defined Risk Growth Fund	18,103,547	23,914,891
Swan Defined Risk U.S. Small Cap Fund	8,567,345	13,742,239

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2021.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$71,444,590
Equity contracts/Equity price risk	Options Written, at value	(19,449,655)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,429,728
Equity contracts/Equity price risk	Options Written, at value	(912,008)

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,055,898
Equity contracts/Equity price risk	Options Written, at value	172,086

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$11,342,085
Equity contracts/Equity price risk	Options Written, at value	(4,543,635)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,212,950
Equity contracts/Equity price risk	Options Written, at value	(411,025)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2021.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(330,133,057)	$(91,840,349)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$264,941,449	$(1,703,858)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(3,162,385)	$(2,579,098)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(38,897)	$(125,629)

Swan Defined Risk Foreign Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(2,948,182)	$(1,936,265)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,298,278	$(253,061)

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(9,950,601)	$(698,889)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$8,235,262	$(1,326,475)

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(3,909,353)	$(2,472,824)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,622,145	$(61,039)

The notional value of the derivative instruments outstanding as of June 30, 2021 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$537,673,380	$661,627,637	$(70,370,120)	$591,257,517
Swan Defined Risk Emerging Markets Fund	27,457,568	9,306,122	(1,939,485)	7,366,637
Swan Defined Risk Foreign Fund	26,058,351	8,914,803	(1,467,871)	7,446,932
Swan Defined Risk Growth Fund	61,916,383	28,817,264	(4,721,119)	24,096,145
Swan Defined Risk U.S. Small Cap Fund	31,821,347	16,094,257	(2,595,420)	13,498,837

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2021 was as follows:

For the year ended June 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$3,106,850	$—	$169,745	$3,276,595
Swan Defined Risk Emerging Markets Fund	474,559	—	—	474,559
Swan Defined Risk Foreign Fund	226,955	—	—	226,955
Swan Defined Risk Growth Fund	271,514	242,949	1,204	515,667
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$19,586,323	$—	$—	$19,586,323
Swan Defined Risk Emerging Markets Fund	1,568,246	377,963	—	1,946,209
Swan Defined Risk Foreign Fund	1,792,700	—	—	1,792,700
Swan Defined Risk Growth Fund	90,836	54,712	—	145,548
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$—	$(14,500,913)	$(163,461,205)	$(1,836,564)	591,257,517	$411,458,835
Swan Defined Risk Emerging Markets Fund	57,392	—	(222,516)	(4,607,107)	(2,899,993)	7,366,637	(305,587)
Swan Defined Risk Foreign Fund	2,255,345	828,165	—	—	(8,890,496)	7,446,932	1,639,946
Swan Defined Risk Growth Fund	—	—	(617,073)	(1,798,689)	(870,822)	24,096,145	20,809,561
Swan Defined Risk U.S. Small Cap Fund	—	—	(511,084)	(95,315)	(521,583)	13,498,837	12,370,855

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open option contracts and collared positions. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles and mark-to-market on collared positions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$509,609
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Fund	—
Swan Defined Risk Growth Fund	—
Swan Defined Risk U.S. Small Cap Fund	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$13,991,304
Swan Defined Risk Emerging Markets Fund	222,516
Swan Defined Risk Foreign Fund	—
Swan Defined Risk Growth Fund	617,073
Swan Defined Risk U.S. Small Cap Fund	511,084

At June 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Swan Defined Risk Fund	$163,461,205	$—	$163,461,205	$4,406,262
Swan Defined Risk Emerging Markets Fund	4,607,107	—	4,607,107.00	—
Swan Defined Risk Foreign Fund	—	—	—	—
Swan Defined Risk Growth Fund	762,608	1,036,081	1,798,689	—
Swan Defined Risk U.S. Small Cap Fund	95,315	—	95,315	221,675

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess resulted in reclassification for the year ended June 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$(169,745)	$169,745
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	(55,147)	55,147
Swan Defined Risk U.S. Small Cap Fund	(285,378)	285,378

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	30.87%
LPL Financial	Swan Defined Risk Foreign Fund	47.76%
TD Ameritrade	Swan Defined Risk Growth Fund	74.18%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	35.34%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	26.13%

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2021, the percentage of the Fund’s net assets invested in the iShares Core ETF was 72.5%.

The Swan Defined Risk Foreign Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2021, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 92.5%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2021, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 89.8%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2021, the percentage of the Fund’s net assets invested in the iShares ETF was 89.9%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions other than the following occurred requiring adjustment or disclosure in the financial statements. Effective as of the close of business on September 7, 2021, sales and operations of Class Y shares of the Funds will be suspended and all Class Y shares will be redeemed.

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

To the shareholders and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund, and Swan Defined Risk U.S. Small Cap Fund (the “Funds”), five of the funds constituting the Northern Lights Fund Trust III (the “Trust”), as of June 30, 2021, the related statements of operations for the year then ended , the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for each of the two years in the period ended June 30, 2021 and for the period December 27, 2018 (commencement of operations) through June 30, 2019), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for each of the two years in the period ended June 30, 2021 and for the period December 27, 2018 (commencement of operations) through June 30, 2019) in conformity with accounting principles generally accepted in the United States of America. The financial highlights of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, and Swan Defined Risk U.S. Small Cap Fund for the year ended June 30, 2017 were audited by other auditors whose report dated August 29, 2017, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 27, 2021

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/21	6/30/21	1/1/21 – 6/30/21*	1/1/21 – 6/30/21*
Swan Defined Risk Fund
Class A	$1,000.00	$1,089.80	$7.15	1.38%
Class C	$1,000.00	$1,086.50	$11.02	2.13%
Class I	$1,000.00	$1,091.80	$5.86	1.13%
Class Y	$1,000.00	$1,093.00	$5.24	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,026.70	$8.29	1.65%
Class C	$1,000.00	$1,023.20	$12.04	2.40%
Class I	$1,000.00	$1,028.70	$7.04	1.40%
Class Y	$1,000.00	$1,030.40	$5.08	1.01%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,034.50	$8.32	1.65%
Class C	$1,000.00	$1,029.30	$12.08	2.40%
Class I	$1,000.00	$1,036.30	$7.07	1.40%
Class Y	$1,000.00	$1,037.90	$5.15	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,117.20	$8.50	1.62%
Class C	$1,000.00	$1,112.50	$12.41	2.37%
Class I	$1,000.00	$1,118.40	$7.20	1.37%
Class Y	$1,000.00	$1,120.50	$5.36	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,105.20	$8.61	1.65%
Class C	$1,000.00	$1,101.00	$12.50	2.40%
Class I	$1,000.00	$1,106.10	$7.31	1.40%
Class Y	$1,000.00	$1,108.20	$5.33	1.02%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2021

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/21	6/30/21	1/1/21 – 6/30/21*	1/1/21 – 6/30/21*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.95	$6.90	1.38%
Class C	$1,000.00	$1,014.23	$10.64	2.13%
Class I	$1,000.00	$1,019.19	$5.66	1.13%
Class Y	$1,000.00	$1,019.79	$5.06	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.79	$5.06	1.01%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.74	$5.11	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.76	$8.10	1.62%
Class C	$1,000.00	$1,013.04	$11.83	2.37%
Class I	$1,000.00	$1,018.00	$6.85	1.37%
Class Y	$1,000.00	$1,019.74	$5.11	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.61	$8.25	1.64%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

Renewal of Advisory Agreements and Sub-Advisory Agreements – Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund*

In connection with a meeting held on May 24-26, 2021, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Advisor and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between the Sub-Advisor and the Advisor, with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Fund (“Swan Foreign”), Swan Defined Risk U.S. Small Cap Fund (“Swan U.S. Small Cap”) and Swan Defined Risk Growth Fund (“Swan Growth” and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to the Swan Funds and the Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent and Quality of Services. The Board noted that Swan Capital Management LLC (was founded in 1997, and together with its affiliate and commonly controlled sub-adviser, Swan Global Management LLC (collectively, “Swan”), managed approximately $2.3 billion in assets. The Board discussed that Swan provided wealth management and investment advisory services to high-net-worth individuals, institutions, other investment advisory firms, and mutual funds. The Board reviewed the key investment personnel of Swan, taking into consideration their diverse backgrounds and broad financial industry experience. The Board discussed Swan’s proprietary defined risk strategy, noting that it was a rules-based system used to determine asset allocations specific to each Swan Fund’s strategy, and included a risk mitigation sub-strategy that utilized options to hedge portfolio risk as well as offset the cost of such hedging techniques. The Board considered that Swan integrated risk mitigation into each Swan Fund’s strategy and utilized proprietary software to actively monitor all holdings. The Board reviewed Swan’s compliance practices, noting that a compliance team monitored each Swan Fund’s investment limitations using compliance checklists, risk matrices, compliance calendars and reconciliations. The Board acknowledged the additional resources required to handle the complexities of integrating an option risk overlay sub-strategy into an equity portfolio. The Board remarked that Swan selected brokers based on best execution standards, including cost and speed of execution, options trading capability and technology capabilities. The Board noted that Swan provided sufficient resources to support the Swan Funds and concluded that it could expect Swan to continue to provide quality service to the Swan Funds and their shareholders.

Performance

Swan DR—The Board noted that Swan DR outperformed its Morningstar category over the 1-year period, but otherwise underperformed the Morningstar category, its peer group and its benchmark index across all other periods. The Board discussed that Swan attributed this underperformance to the equal weighting of sectors that underperformed during the growth-driven market and losses in the income portion of the strategy during periods of volatility. The Board acknowledged that, in response to these factors, Swan eliminated Swan DR’s equally-weighted sector bias and became more opportunistic with Swan DR’s income trades. The Board observed that Swan DR earned a three-star Morningstar rating. The Board noted that over the long-term, Swan DR produced positive returns and that Swan remained consistent with its investment philosophy which benefited Swan DR during the market’s most volatile periods in the last year. The Board determined that Swan could be expected to continue providing reasonable returns for Swan DR and its shareholders.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2021

Swan EM—The Board noted that Swan EM outperformed its Morningstar category over the 1- year period, but otherwise underperformed the Morningstar category, its peer group and its benchmark index across all other periods. The Board noted Swan’s position that funds in the peer group were based on U.S. large capitalization stocks whereas Swan EM was based on emerging markets. The Board discussed that the number of funds with emerging market strategies were limited and acknowledged the difficulty in finding a peer group that provided an apt comparison. The Board recognized that Swan EM had produced positive returns and was in the top quartile among its peer group for standard deviation across all time periods. The Board determined that Swan could be expected to continue providing reasonable returns for Swan EM and its shareholders.

Swan Foreign—The Board noted that Swan Foreign had outperformed its peer group over the 1-year period, but had underperformed its peer group, Morningstar category and benchmark across all other periods. The Board reviewed Swan’s opinion that Swan Foreign lacked true peers that sought to hedge foreign market risk and that efforts to compare Swan Foreign to funds that did not specialize in foreign market hedging did not render a fair comparison. The Board acknowledged that Swan reported Swan Foreign captured 60% of its benchmark’s upside and had produced positive returns over the longer term with low volatility. The Board determined that Swan could be expected to continue providing reasonable returns for Swan Foreign and its shareholders.

Swan U.S. Small Cap—The Board noted that Swan U.S. Small Cap was a four-star Morningstar rated fund that had outperformed its peer group and Morningstar category across all periods. The Board observed that Swan U.S. Small Cap had underperformed its benchmark index across all periods but was not expected to outperform the benchmark during a bullish environment. The Board acknowledged that Swan U.S. Small Cap was in the top quartile among its peer group and Morningstar category across all periods for net returns. The Board determined that Swan could be expected to continue providing reasonable returns for Swan U.S. Small Cap and its shareholders.

Swan Growth—The Board discussed that Swan Growth outperformed its peer group and Morningstar category across the 1-year and since inception periods. The Board remarked that Swan Growth had underperformed its benchmark index across the same periods but that it was not expected to outperform the benchmark during a bullish environment. The Board noted that Swan Growth was in the top quartile among its peer group and Morningstar category across the 1-year and since inception periods for net return and Sharpe Ratio. The Board determined that Swan could be expected to continue providing reasonable returns for Swan Growth and its shareholders.

Fees and Expenses.

Swan DR—The Board noted that 1.00% advisory fee for Swan DR was on par with the Morningstar category median although higher than the peer group average and median. The Board acknowledged that the 1.21% net expense ratio of Swan DR was higher than its peer group and Morningstar category average and median, but well below the highs of each. The Board considered that the strategies of many of the peer funds were passive, whereas Swan DR was actively managed. The Board considered the average fees of the peer group provided by Swan. The Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM—The Board noted that Swan EM’s 1.00% advisory fee was equivalent to the Morningstar category median, and higher than the peer group average and median. The Board noted that Swan DR’s net expense ratio of 1.40% was higher than the averages and medians of its peer group and Morningstar category, but below the highs of each. The Board considered that a portion of Swan EM’s expenses were attributable to acquired fund fees and expenses, and the defined risk strategy required active management in contrast to the passive management strategies of many of the peer funds. The Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan Foreign—The Board noted that Swan Foreign’s 1.00% advisory fee was in line with the peer group median and Morningstar category median. The Board discussed Swan Foreign’s net expense ratio,

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2021

noting that at 1.40%, it was higher than the peer group median and average and Morningstar category median and average, but lower than the highs of each. The Board discussed that Swan justified its fees and expenses because of its active approach to managing Swan Foreign, and that 0.30% acquired fund fees and expenses made up a significant portion of the total expense ratio. The Board concluded that the advisory fee for Swan Foreign was not unreasonable.

Swan U.S. Small Cap —The Board noted that Swan U.S. Small Cap’s 1.00% advisory fee was equivalent to the peer group median and Morningstar category median and on par with the peer group average. The Board noted that the 1.40% net expense ratio for Swan U.S. Small Cap was higher than the averages and medians of its peer group and Morningstar categories but well below the highs of each. The Board considered that Swan U.S. Small Cap had acquired fund fees and expenses and an active management strategy. The Board determined that the advisory fee for Swan U.S. Small Cap was not unreasonable.

Swan Growth—The Board considered that Swan Growth’s advisory fee of 1.00% was equal to its peer group and Morningstar category medians. The Board noted that Swan Growth had a net expense ratio that was higher than the medians and averages of its peer group and Morningstar category, but well below the highs of each. The Board considered that Swan Growth had an active management strategy that was much more labor intensive than any of its peers with lower expense ratios. The Board concluded the advisory fee for Swan Growth was not unreasonable.

Economies of Scale. The Board discussed the size of each Swan Fund and its prospects for growth and noted Swan’s position that it had not achieved meaningful economies with respect to any of the Swan Funds. The Board acknowledged that Swan periodically discussed the topic of breakpoints internally and would reconsider breakpoints for any Swan Fund once Swan began to benefit from economies of scale with respect to a Swan Fund. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed Swan’s profitability analysis in connection with its advisory services for each Swan Fund and noted that Swan earned a profit from each Swan Fund. The Board discussed Swan’s method of allocating costs, noting that it appeared reasonable. The Board considered that Swan was still in the process of recouping waived fees for certain Funds. The Board also considered the benefits of the soft dollar credits received by Swan. The Board concluded that Swan’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Swan Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2021

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The business address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, NE 68154.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015);PS Technology, Inc. (2010-2013).

*	As of June 30, 2021, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/21-NLFT III-v1

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2021

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016- 2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Gemini Fund Services, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009- 2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

6/30/21-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
20 Ridge Top
Palmas Del Mar
Humacao, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 48022

SWAN-AR21

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees	2020	2021
	Swan Defined Risk Fund	$15,650	$16,120
	Swan Defined Risk Emerging Markets Fund	$15,650	$16,120
	Swan Defined Risk Foreign Developed Fund	$15,650	$16,120
	Swan Defined Risk U.S Small Cap Fund	$15,650	$16,120
	Swan Defined Risk Growth Fund	$15,650	$16,120

(b)	Audit-Related Fees	2020	2021
	Swan Defined Risk Fund	None	None
	Swan Defined Risk Emerging Markets Fund	None	None
	Swan Defined Risk Foreign Developed Fund	None	None
	Swan Defined Risk U.S Small Cap Fund	None	None
	Swan Defined Risk Growth Fund	None	None

(c)	Tax Fees	2020	2021
	Swan Defined Risk Fund	$3,220	$3,280
	Swan Defined Risk Emerging Markets Fund	$3,220	$3,280
	Swan Defined Risk Foreign Developed Fund	$3,220	$3,280
	Swan Defined Risk U.S Small Cap Fund	$3,220	$3,280
	Swan Defined Risk Growth Fund	$3,220	$3,280

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees	2020	2021
	Swan Defined Risk Fund	None	None
	Swan Defined Risk Emerging Markets Fund	None	None
	Swan Defined Risk Foreign Developed Fund	None	None
	Swan Defined Risk U.S Small Cap Fund	None	None
	Swan Defined Risk Growth Fund	None	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund	2020	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk Emerging Markets Fund	2020	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk Foreign Developed Fund	2020	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk U.S. Small Cap Fund	2020	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk Growth Fund	2020	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2020	2021
Swan Defined Risk Fund	$3,220	$3,280
Swan Defined Risk Emerging Markets Fund	$3,220	$3,280
Swan Defined Risk Foreign Developed Fund	$3,220	$3,280
Swan Defined Risk U.S. Small Cap Fund	$3,220	$3,280
Swan Defined Risk Growth Fund	$3,220	$3,280

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/3/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/3/21